Initial Public Offering (Additional Information) (Details) - USD ($)		1 Months Ended	6 Months Ended
	Mar. 05, 2026	Dec. 31, 2025	Jun. 30, 2026
Class of Stock [Line Items]
Shares issued, price per share	$ 10	$ 10
Gross proceeds			$ 230,000,000
Business Combination, Price Per Share		$ 0.5	$ 0.5
Class of Warrant or Right, Outstanding		0
Warrants redemption price per share		$ 0.01	$ 0.01
Notice period for warrants redemption		30 days	30 days
Common stock share price per share for warrants redemption		$ 18	$ 18
Period Of Trading Days		20 days	20 days
Trading days specified window for minimum common stock price for warrants redemption		30 days	30 days
Share redemption trigger price		$ 18	$ 18
Common Stock Redemption Exercise Price		$ 11.5	$ 11.5
Percentage of gross proceeds from issuance		60.00%	60.00%
Percentage of higher market value of public warrants		115.00%	115.00%
Percentage of higher market value of newly issued price		180.00%	180.00%
Class 1 Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding			5,750,000
Class 2 Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding			17,250,000
Private Placement Warrants [Member]
Class of Stock [Line Items]
Business Combination, Price Per Share			$ 0.25
Class of Warrant or Right, Outstanding			14,600,000
Public Warrants [Member]
Class of Stock [Line Items]
Business Combination, Price Per Share		$ 18	$ 18
Over-Allotment Option [Member]
Class of Stock [Line Items]
Shares issued, price per share		$ 0.1
Units [Member]
Class of Stock [Line Items]
Stock issued during period shares	23,000,000	20,000,000
Shares issued, price per share	$ 10	$ 10
Gross proceeds	$ 230,000,000
Units [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement	3,000,000	23,000,000
Warrant [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Business Combination, Price Per Share	$ 11.5	$ 11.5
Common Stock [Member]
Class of Stock [Line Items]
Business Combination, Price Per Share			$ 9.2